Entity-Wide Disclosure (Schedule of Net Sales by Geographic Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Net sales	$ 672,458	$ 695,995	$ 750,129
North America (primarily the United States) [Member]
Segment Reporting Information [Line Items]
Net sales	399,870	413,017	405,880
Europe and Middle East [Member]
Segment Reporting Information [Line Items]
Net sales	137,924	148,169	183,462
Asia Pacific [Member]
Segment Reporting Information [Line Items]
Net sales	122,998	122,257	150,475
Other [Member]
Segment Reporting Information [Line Items]
Net sales	$ 11,666	$ 12,552	$ 10,312